Net Operating Revenue	12 Months Ended
Dec. 31, 2024
Net Operating Revenue
Net Operating Revenue
28. Net Operating Revenue

	Gross revenues	PIS/Pasep and Cofins	ICMS (VAT)	Sectorial charges	Service tax (ISSQN)	Net revenue
						12.31.2024	12.31.2023	12.31.2022
Electricity sales to final customers	11,383,852	(923,534)	(1,400,957)	(604,371)	—	8,454,990	7,946,168	7,510,037
Electricity sales to distributors	3,674,579	(476,396)	(17,461)	(60,094)	—	3,120,628	3,602,788	3,814,409
Use of the main distribution and transmission grid	12,737,940	(1,031,028)	(2,072,970)	(2,585,906)	—	7,048,036	6,002,192	4,828,841
Construction income	2,550,809	—	—	—	—	2,550,809	2,333,787	2,164,134
Fair value of assets from the indemnity for the concession	82,424	—	—	—	—	82,424	62,167	79,169
Distribuição de gás canalizado	—	—	—	—	—	—	—	—
Result of sectorial financial assets and liabilities	923,724	(85,444)	—	—	—	838,280	971,203	1,676,936
Other operating revenue	620,778	(61,253)	(12)	—	(3,644)	555,869	561,163	461,815
	31,974,106	(2,577,655)	(3,491,400)	(3,250,371)	(3,644)	22,651,036	21,479,468	20,535,341
28.1. Revenue details

	12.31.2024	12.31.2023	12.31.2022
Electricity sales to final customers	11,383,852	10,384,872	11,392,957
Consumers - Power distribution	7,981,076	6,779,582	7,962,325
Free consumers	2,246,579	2,723,661	2,692,303
Donations and grants	1,156,197	881,629	738,329
Electricity sales to distributors	3,674,579	4,235,612	4,534,515
Bilateral contracts	1,960,568	2,112,486	2,923,509
Regulated contracts	1,193,511	1,582,836	1,033,405
Electric Energy Trade Chamber – CCEE	399,700	425,920	459,162
Effective interest – grant bônus (Note 9.2)	120,800	114,370	118,439
Use of the main distribution and transmission grid	12,737,940	10,930,593	9,843,657
Consumers	11,831,389	10,058,379	8,936,568
Concessionaires and generators	128,756	106,564	86,160
Operating and maintenance income – O&M and interest income	777,795	765,650	820,929
Construction income	2,550,809	2,333,787	2,164,134
Power distribution service concession	2,427,296	2,234,542	2,048,022
Power transmission concession (a)	123,513	99,245	116,112
Fair value of assets from the indemnity for the concession	82,424	62,167	79,169
Result of sectorial financial assets and liabilities	923,724	1,070,196	1,847,863
Other operating revenue	620,778	629,792	522,746
Leasing and rent	546,507	464,184	374,801
Fair value in the purchase and sale of power	—	5,045	32,747
Income from rendering of services	38,238	41,891	59,048
Other income	36,033	118,672	56,150
GROSS OPERATING REVENUE	31,974,106	29,647,019	30,385,041
(-) Pis/Pasep and Cofins	(2,577,655)	(2,477,418)	(2,516,317)
(-) ICMS (VAT)	(3,491,400)	(2,733,900)	(3,657,564)
(-) Service tax (ISSQN)	(3,644)	(4,087)	(6,351)
(-) Sectorial charges (28.2)	(3,250,371)	(2,952,146)	(3,669,468)
NET OPERATING REVENUE	22,651,036	21,479,468	20,535,341

(a) The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 10.2.
The impact of the unbilled revenue from the Electricity sales to final customers and Use of the main distribution grid of Copel DIS, accounted for according to the practice presented in Note 4.11, was R$80,296 in fiscal year 2024.
28.2. Regulatory charges

	12.31.2024	12.31.2023	12.31.2022
Energy Development Account – "CDE " – Power distribution service concession (28.2.1)	2,683,329	2,659,092	2,670,262
Other charges – rate flags (28.2.2)	247,021	1,216	724,414
Research and development and energy efficiency – R&D and EEP	174,616	161,039	153,152
Global Reversion Reserve – RGR quota	50,475	46,750	42,103
Energy Development Account – "CDE " – Power transmission concession	78,500	68,901	65,460
Inspection fee	16,430	15,148	14,077
	3,250,371	2,952,146	3,669,468
28.2.1. Energy Development Account - CDE - power distribution concession
CDE, created by Law No. 10438/2002, amended by Law No. 12783/2013, which aims to promote energy development in the national territory, in addition to subsidizing the social tariff, has as one of its fund sources the tariff charge attributed to end consumers in the tariff processes and periodically paid by the distributor. Annual charge amounts are defined by Aneel through approval resolutions and managed by CCEE.
The balance is made up as below:

Resolutions	Period	12.31.2024	12.31.2023	12.31.2022
"CDE USO"	Quotas (a)	2,310,894	2,201,372	2,321,875
	Covid Account (b)	103,952	183,444	183,444
	Water shortage (c)	1,971	1,725	—
	Preliminary injunctions (e)	—	(963)	—
		2,416,817	2,385,578	2,505,319
"CDE ENERGIA"	Covid Account (b)	93,468	164,943	164,943
	Water shortage (c)	49,661	43,453	—
	Distributed Generation (d)	123,383	65,118	—
		266,512	273,514	164,943
		2,683,329	2,659,092	2,670,262

(a) "CDE Uso": Resolution No. 3,305/2023 (from January/2024), Resolution No. 3,175/2023 (apr-dec/2023); Resolution No. 3,165/2022 (jan-mar/2023).
(b) "CDE Uso" e "CDE Energia" – Covid Account: Order No. 939/2021 (jun/2021-dec/2025). Order No. 689/2024 determined the value of the quota at R$17,419 for the 37th to 48th installment by determination of Aneel, Aneel Order 3,056 10/09/24, collection was interrupted from September/2024.
(c) "CDE Uso" and "CDE Energia" - Water shortage: Aneel Order No. 10,939/2022 and Aneel Resolution No. 1,008/2022. Its objective is to return the amount of R$145,844, received in 2022 to cover additional costs associated with the water crisis situation that affected the country throughout 2021, collected for a period of 4 years starting in June/2023. By determination of Aneel, Aneel Order 3,056 10/09/24, the collection was interrupted from September/2024.
(d) "CDE Energia" - Distributed Generation: Aneel Resolution No. 3,175/2023 (june-december/23) and Resolution No. 3,305/2023 (jun-may/2023). As of June 2023, Copel DIS began to collect the Distributed Generation CDE - GD, in the monthly amount of R$10,981 as of June/2024 (R$9,303 in June/2023). The subsidy arises from Law No. 14,300/2022, which established the Legal Framework for Micro and Mini Distributed Generation – MMGD.
(e) Preliminary injunctions: tariff differences, returned to consumers, in accordance with Aneel Order 3,225/2022.
28.2.2. Tariff flag
The tariff flag system, created by Aneel Regulatory Resolution No. 547/2013, effective from 2015, indicate whether an increase in the electric energy value to be passed on to end consumers would apply depending on the conditions for electricity generation. With the improvement in the country's hydric situation, the green flag prevailed from May/2022 to June/2024. Conditions changed in 2024 and, as of July, the additional tariffs returned, varying from the yellow flag to the red flag - level 2.